Business Combinations - Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Net sales	$ 3,941	$ 4,235
Net (loss) income	$ (60)	$ 106
Net (loss) earnings per common share
Basic	$ (1.78)	$ 3.16
Diluted	$ (1.78)	$ 3.14
Amortization of purchased intangibles	$ 22	$ 23